Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025
C000256502 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class Y
Average Annual Return, Percent	6.18%	3.27%	3.95%
C000256501 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
Average Annual Return, Percent	6.17%	3.33%	4.04%
C000256503 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R
Average Annual Return, Percent	5.58%	2.59%	3.29%
C000256504 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (with contingent deferred sales charge)
Average Annual Return, Percent	4.14%	2.22%	2.93%
C000256500 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (with sales charge)
Average Annual Return, Percent	3.38%	2.43%	3.36%
Without Sales Load [Member] | C000256504 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (without contingent deferred sales charge)
Average Annual Return, Percent	5.14%	2.22%	2.93%
Without Sales Load [Member] | C000256500 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (without sales charge)
Average Annual Return, Percent	5.80%	2.89%	3.59%
Bloomberg U S Universal Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Total Return Index
Average Annual Return, Percent	3.40%	0.08%	2.26%
Bloomberg U S Aggregate Bond Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Total Return Index
Average Annual Return, Percent	2.88%	(0.45%)	1.84%